RBC Emerging Markets Equity Fund

RBC FUNDS TRUST

RBC Emerging Markets Equity Fund (the "Fund")

Supplement dated August 3, 2015 to the RBC Global Equity Funds Prospectus dated July 29, 2015,
(the "Global Equity Prospectus")

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.

The Fund's Board of Trustees has approved an increase of the contractual fee waiver on the advisory fee, which is intended to lower the Fund's net expense levels and thereby make the Fund more competitively priced.

Effective August 3, 2015, the annual operating expense limit is amended to require that the Advisor waive an additional advisory fee and/or bear additional Fund expenses, in addition to the amounts previously agreed to be waived or paid, in an incremental additional annual amount of 47.5 basis points for the Fund.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

With respect to the RBC Emerging Markets Equity Fund in the Global Equity Prospectus in the "Fund Summary" section, the "Fees and Expenses of the Fund" table and accompanying footnotes and the "Example" table and accompanying introductory paragraph on page 1 are deleted in their entirety and replaced with the following:

RBC Emerging Markets Equity Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {RBC Emerging Markets Equity Fund} - RBC Emerging Markets Equity Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {RBC Emerging Markets Equity Fund} - RBC Emerging Markets Equity Fund		Class A	Class I
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		3.76%	3.70%
Total Annual Fund Operating Expenses		4.96%	4.65%
Fee Waiver and/or Expense Reimbursement	[1]	(3.985%)	(3.925%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	0.975%	0.725%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.725% of the Fund's average daily net assets. This expense limitation agreement is in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - {RBC Emerging Markets Equity Fund} - RBC Emerging Markets Equity Fund - USD ($)	Class A	Class I
One Year	669	74
Three Years	1,642	1,047
Five Years	2,615	2,027
Ten Years	5,053	4,507